UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03310

Name of Fund:  Retirement Reserves Money Fund of Retirement Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2019

Date of reporting period: 07/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) July 31, 2018	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations — 43.7%
Federal Farm Credit Discount Notes(a):
1.54%, 08/10/18	$605	$604,745
2.26%, 03/11/19 - 04/12/19	4,665	4,598,954
2.28%, 03/19/19	3,705	3,651,984
Federal Home Loan Bank Discount Notes(a):
1.64%, 08/01/18	8,440	8,439,618
1.89%, 08/08/18	6,360	6,357,344
1.91%, 08/21/18	1,240	1,238,618
1.90%, 08/22/18	8,050	8,040,678
1.93%, 08/29/18	1,825	1,822,205
1.92%, 08/31/18 - 09/06/18	9,885	9,867,412
1.94%, 09/07/18 - 09/19/18	15,625	15,586,182
1.98%, 10/09/18	3,645	3,631,038
2.01%, 10/17/18	13,705	13,645,760
2.02%, 10/19/18	7,255	7,222,756
2.00%, 10/24/18 - 10/26/18	25,180	25,060,051
Federal Home Loan Bank Variable Rate Notes(b):
(1 mo. LIBOR US - 0.145%), 1.94%, 08/22/18	1,250	1,250,001
(1 mo. LIBOR US - 0.115%), 1.98%, 10/03/18	6,500	6,500,000
(1 mo. LIBOR US - 0.14%), 1.93%, 10/26/18	2,750	2,750,000
(1 mo. LIBOR US - 0.01%), 1.99%, 11/01/18	8,500	8,500,000
(1 mo. LIBOR US - 0.1%), 1.99%, 11/02/18	11,500	11,500,000
(1 mo. LIBOR US - 0.09%), 2.01%, 11/08/18	8,000	8,000,000
(1 mo. LIBOR US - 0.15%), 1.92%, 11/14/18	6,390	6,390,000
(1 mo. LIBOR US - 0.13%), 1.94%, 11/16/18	8,000	8,000,000
(1 mo. LIBOR US - 0.125%), 1.96%, 11/20/18	4,765	4,765,474
(1 mo. LIBOR US - 0.0%), 1.96%, 12/19/18	2,685	2,685,258
(1 mo. LIBOR US - 0.07%), 2.01%, 12/19/18 - 02/11/19	9,705	9,705,322
(1 mo. LIBOR US - 0.14%), 1.94%, 12/21/18	5,000	5,000,000
(1 mo. LIBOR US - 0.14%), 1.93%, 12/24/18	5,000	5,000,000
(1 mo. LIBOR US - 0.09%), 1.97%, 01/25/19	6,260	6,260,000
(1 mo. LIBOR US - 0.115%), 1.95%, 02/25/19	4,020	4,020,000
(1 mo. LIBOR US - 0.0%), 1.99%, 02/25/19	6,175	6,174,304
(1 mo. LIBOR US - 0.12%), 1.94%, 03/25/19	7,000	7,000,000
(3 mo. LIBOR US - 0.16%), 2.17%, 06/12/19 - 06/20/19	8,515	8,514,489

Security	Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
Federal Home Loan Bank Variable Rate Notes(b) continued:
(1 mo. LIBOR US - 0.105%), 1.98%, 07/19/19	$10,180	$10,180,000
(1 mo. LIBOR US - 0.08%), 2.00%, 08/27/19	4,755	4,755,000
(1 mo. LIBOR US - 0.14%), 2.19%, 12/19/19	2,935	2,935,000
(1 mo. LIBOR US - 0.05%), 2.05%, 02/07/20	7,490	7,489,883
(1 mo. LIBOR US - 0.04%), 2.03%, 04/17/20	3,915	3,915,000
Freddie Mac, 0.88%, 10/12/18	4,750	4,742,937
Freddie Mac Discount Notes(a):
1.90%, 08/20/18	4,810	4,804,949
1.97%, 10/18/18	7,765	7,731,687
Freddie Mac Variable Rate Notes(1 mo. LIBOR US - 0.1%), 2.00%, 08/08/19(b)	6,105	6,101,905

Total U.S. Government Sponsored Agency Obligations — 43.7% (Cost — $274,438,554)		274,438,554

U.S. Treasury Obligations — 15.3%
U.S. Treasury Bills(b):
1.95%, 10/04/18	7,500	7,474,203
1.66%, 08/02/18	11,580	11,578,955
1.73%, 08/09/18	8,370	8,366,467
1.86%, 08/23/18	1,760	1,757,954
1.91%, 09/13/18	17,585	17,544,810
2.00%, 09/20/18	19,070	19,017,319
1.94%, 09/27/18	805	802,542
2.14%, 12/27/18	7,530	7,465,019
2.19%, 01/17/19	20,000	19,797,889
U.S. Treasury Notes:
0.88%, 10/15/18	1,195	1,192,983
1.13% - 1.25%, 01/31/19	580	577,117

Total U.S. Treasury Obligations — 15.3% (Cost — $95,575,258)		95,575,258

Total Repurchase Agreements — 41.3%		259,250,000

Total Investments — 100.3% (Cost — $629,263,812*)		629,263,812
Liabilities in Excess of Other Assets — (0.3)%		(1,578,640)

Net Assets — 100.0%		$627,685,172

*	Cost for U.S. federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.

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Schedule of Investments (unaudited) (continued) July 31, 2018	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position received at value
BNP Paribas Securities Corp.	1.93%		07/31/18	08/01/18	$52,000	$52,000	$52,002,750	U.S. Government Sponsored Agency Obligations U.S. and Treasury Obligation, 1.25% to 8.75%, due 02/28/19 to 12/01/40	$133,625,986	$53,270,440
Goldman Sachs & Co.	2.00%		07/31/18	08/07/18	11,000	11,000	11,004,219	U.S. Government Sponsored Agency Obligations, 4.00%, due 06/20/48	10,938,100	11,220,000
J.P. Morgan Securities LLC	2.25	%(a)	07/31/18	09/04/18	22,000	22,000	22,047,466	U.S. Government Sponsored Agency Obligations, 3.50%, due 03/01/42	49,780,000	22,660,924
J.P. Morgan Securities LLC	1.91%		07/31/18	08/01/18	55,000	55,000	55,002,878	U.S. Treasury Obligation, 1.88% to 2.00%, due 01/15/21 to 07/31/22	57,980,000	56,103,822

Total J.P. Morgan Securities LLC						$77,000				$78,764,746

Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.91%		07/31/18	08/01/18	5,000	5,000	5,000,262	U.S. Government Sponsored Agency 3.00%, due 05/15/45	5,166,100	5,100,052
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.93%		07/31/18	08/01/18	10,000	10,000	10,000,529	U.S. Government Sponsored Agency Obligation, 3.50% to 4.00%, due 11/01/42 to 10/01/44	18,567,932	10,300,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.04%		07/31/18	08/07/18	1,750	1,750	1,750,685	U.S. Government Sponsored Agency Obligation, 4.16%, due 05/20/68	1,649,362	1,785,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$16,750				$17,185,053

Mizuho Securities USA, Inc.	1.95%		07/31/18	08/01/18	70,000	70,000	70,003,740	U.S. Government Sponsored Agency Obligations, 5.00%, due 02/01/48 to 07/20/48	67,612,297	72,062,940
TD Securities (USA) LLC	1.92%		07/31/18	08/01/18	5,000	5,000	5,000,263	U.S. Treasury Obligations, 2.88%, due 05/15/28	5,112,400	5,100,021
TD Securities (USA) LLC	1.93%		07/31/18	08/01/18	24,000	24,000	24,001,269	U.S. Government Sponsored Agency Obligation, 3.50%, due 07/01/46	30,649,355	24,720,000

Total TD Securities (USA) LLC						$29,000				$29,820,021

Wells Fargo Securities LLC	1.92%		07/31/18	08/02/18	3,500	$3,500	3,500,368	U.S. Government Sponsored Agency Obligation, 0.00% to 5.50%, due 11/01/30 to 06/01/53	3,746,539	3,604,931

						$259,250				$265,928,131

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments [and derivative financial instruments]. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2

Schedule of Investments (unaudited) (continued) July 31, 2018	Retirement Reserves Money Fund

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$629,263,812	$—	$629,263,812

(a)	See above Schedule of Investments for values in each security type.

During the period ended July 31, 2018, there were no transfers between levels.

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Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:     /s/ John M. Perlowski

  John M. Perlowski

  Chief Executive Officer (principal executive officer) of

  Retirement Reserves Money Fund of Retirement Series Trust

Date: September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski

  John M. Perlowski

  Chief Executive Officer (principal executive officer) of

  Retirement Reserves Money Fund of Retirement Series Trust

Date: September 20, 2018

By:     /s/ Neal J. Andrews

  Neal J. Andrews

  Chief Financial Officer (principal financial officer) of

  Retirement Reserves Money Fund of Retirement Series Trust

Date: September 20, 2018